AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
1
Shares Security Description Value
Common Stock - 94.2%
Communications - 0.3%
16,900 America Movil SAB de CV, ADR $ 276,484
1,719 Cisco Systems, Inc. 91,485
34,119 Telefonica SA, ADR 165,819
56,868 Warner Bros Discovery, Inc.
(a)
469,161
1,002,949
Consumer Cyclical - 2.7%
200 Airbnb, Inc., Class A
(a)
25,362
1,241 Booking Holdings, Inc. 5,227,241
14,025 DR Horton, Inc. 2,675,549
7,928,152
Consumer Discretionary - 7.7%
115,518 Arcos Dorados Holdings, Inc., Class A 1,007,317
34,000 Becle SAB de CV 52,700
39,408 Comcast Corp., Class A 1,646,072
12,753 CVS Health Corp. 801,909
400 Domino's Pizza, Inc. 172,056
16,250 General Motors Co. 728,650
3,775 Genuine Parts Co. 527,292
13,500 Grand Canyon Education, Inc.
(a)
1,914,975
210,501 Lincoln Educational Services Corp.
(a)
2,513,382
17,975 Lowe's Cos., Inc. 4,868,529
4,846 McDonald's Corp. 1,475,655
61,302 Sally Beauty Holdings, Inc.
(a)
831,868
3,870 The Home Depot, Inc. 1,568,124
700 Ulta Beauty, Inc.
(a)
272,384
37,350 Walmart, Inc. 3,016,012
100 XPEL, Inc.
(a)
4,337
4,550 Yum China Holdings, Inc. 204,841
7,050 Yum! Brands, Inc. 984,956
22,591,059
Consumer Staples - 17.4%
65,455 Altria Group, Inc. 3,340,823
84,005 British American Tobacco PLC, ADR 3,072,903
150 Celsius Holdings, Inc.
(a)
4,704
13,200 Coca-Cola HBC AG, ADR
(a)
469,920
3,535 Diageo PLC, ADR 496,102
11,221 Kenvue, Inc. 259,542
8,000 Keurig Dr Pepper, Inc. 299,840
50,327 Molson Coors Beverage Co., Class B 2,894,809
69,600 Monster Beverage Corp.
(a)
3,631,032
38,595 PepsiCo., Inc. 6,563,080
89,375 Philip Morris International, Inc. 10,850,125
36,044 The Coca-Cola Co. 2,590,122
5,225 The Hershey Co. 1,002,050
195,126 The Kroger Co. 11,180,720
3,140 The Procter & Gamble Co. 543,848
54,421 Unilever PLC, ADR 3,535,188
50,734,808
Energy - 3.5%
136,810 BP PLC, ADR 4,294,466
7,630 Chevron Corp. 1,123,670
13,600 ConocoPhillips 1,431,808
4,000 Devon Energy Corp. 156,480
2,800 Innovex International, Inc.
(a)
41,104
2,700 Occidental Petroleum Corp. 139,158
7,800 Phillips 66 1,025,310
14,415 Valero Energy Corp. 1,946,457
10,158,453
Financials - 24.2%
53,260 Aflac, Inc. 5,954,468
51,070 American International Group, Inc. 3,739,856
2,780 Ameriprise Financial, Inc. 1,306,072
Shares Security Description Value
Financials - 24.2% (continued)
400 Aon PLC, Class A $ 138,396
2,830 Arch Capital Group, Ltd.
(a)
316,620
201,499 Bank of America Corp. 7,995,480
16,545 Berkshire Hathaway, Inc., Class B
(a)
7,615,002
100 Cannae Holdings, Inc. 1,906
60,674 Central Pacific Financial Corp. 1,790,490
25,975 Citigroup, Inc. 1,626,035
5,616 Colliers International Group, Inc. 852,565
100 Corpay, Inc.
(a)
31,276
5,616 FirstService Corp. 1,024,695
2,025 Marsh & McLennan Cos., Inc. 451,757
31,139 Mastercard, Inc., Class A 15,376,438
1,100 PayPal Holdings, Inc.
(a)
85,833
1,700 Ryan Specialty Holdings, Inc. 112,863
139,625 The Bank of New York Mellon Corp. 10,033,453
650 The Charles Schwab Corp. 42,127
100 The Hartford Financial Services Group,
Inc. 11,761
11,068 The Travelers Cos., Inc. 2,591,240
3,200 U.S. Bancorp 146,336
15,249 Unum Group 906,401
29,300 Visa, Inc., Class A 8,056,035
7,000 Wells Fargo & Co. 395,430
70,602,535
Health Care - 20.5%
28,084 Abbott Laboratories 3,201,857
2,563 AbbVie, Inc. 506,141
4,950 Becton Dickinson & Co. 1,193,445
5,095 Biogen, Inc.
(a)
987,615
11,451 Elevance Health, Inc. 5,954,520
990 Embecta Corp. 13,959
38,711 Johnson & Johnson 6,273,505
80,518 Medtronic PLC 7,249,036
68,854 Merck & Co., Inc. 7,819,060
8,370 Organon & Co. 160,118
6,282 Pfizer, Inc. 181,801
14,397 Quest Diagnostics, Inc. 2,235,134
200 Roche Holding AG, ADR 7,990
13,990 The Cigna Group 4,846,696
27,840 UnitedHealth Group, Inc. 16,277,491
26,750 Zimmer Biomet Holdings, Inc. 2,887,662
59,796,030
Industrials - 4.5%
41,235 CAE, Inc.
(a)
773,156
1,240 Caterpillar, Inc. 484,989
97,791 Corning, Inc. 4,415,264
2,150 FedEx Corp. 588,412
700 Ferguson Enterprises, Inc. 138,999
69,382 Gates Industrial Corp. PLC
(a)
1,217,654
300 General Dynamics Corp. 90,660
3,500 Johnson Controls International PLC 271,635
42,453 Manitex International, Inc.
(a)
239,010
100 Maximus, Inc. 9,316
28,275 RTX Corp. 3,425,799
2,780 The Boeing Co.
(a)
422,671
7,440 United Parcel Service, Inc., Class B 1,014,370
13,091,935
Information Technology - 9.7%
39,900 Alphabet, Inc., Class A 6,617,415
18,125 Cognizant Technology Solutions Corp.,
Class A 1,398,887
26,462 Forrester Research, Inc.
(a)
476,581
3,155 Meta Platforms, Inc., Class A 1,806,048

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Information Technology - 9.7% (continued)
42,157 Microsoft Corp. $ 18,140,157
28,439,088
Materials - 3.5%
14,225 Celanese Corp., Class A 1,934,031
30,258 Corteva, Inc. 1,778,868
28,458 Dow, Inc. 1,554,661
24,040 DuPont de Nemours, Inc. 2,142,204
2,149 International Flavors & Fragrances, Inc. 225,495
25,505 LyondellBasell Industries NV, Class A 2,445,929
4,980 The Mosaic Co. 133,364
10,214,552
Transportation - 0.2%
2,610 Union Pacific Corp. 643,313
Total Common Stock (Cost $91,040,723) 275,202,874
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.9%
Energy - 0.2%
$ 400,000 Energy
Transfer LP
(callable at
100 beginning
02/15/28)
(b)(c)
6.63% 02/15/45 395,767
Financials - 0.6%
300,000 JPMorgan
Chase & Co.
(callable at
100 beginning
10/01/24)
(b)(c)
6.10  12/31/49 300,000
300,000 JPMorgan
Chase & Co.
(callable at
100 beginning
06/01/26)
(b)(c)
3.65  09/01/69 290,983
500,000 JPMorgan
Chase & Co.
(callable at
100 beginning
11/01/24)
(b)(c)
8.09  11/01/22 501,606
345,000 The Goldman
Sachs Group,
Inc. (callable at
100 beginning
11/10/34)
(b)(c)
6.13  11/11/34 347,358
400,000 Truist
Financial Corp.
(callable at
100 beginning
12/15/27)
(b)(c)
5.13  06/15/49 393,946
1,833,893
Utilities - 0.1%
345,000 Sempra
(b)
6.40  10/01/54 346,512
Total Corporate Non-Convertible Bonds (Cost
$2,543,500) 2,576,172
Shares Security Description Value
Money Market Fund - 4.8%
14,099,379 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 4.95%
(d)
(Cost $14,099,379) $ 14,099,379
Investments, at value - 99.9% (Cost $107,683,602) $ 291,878,425
Other Assets & Liabilities, Net - 0.1% 348,377
Net Assets - 100.0% $ 292,226,802
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b)
Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2024.
(c) Perpetual maturity security.
(d)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,002,949 $ – $ – $ 1,002,949
Consumer Cyclical 7,928,152 – – 7,928,152
Consumer Discretionary 22,591,059 – – 22,591,059
Consumer Staples 50,734,808 – – 50,734,808
Energy 10,158,453 – – 10,158,453
Financials 70,602,535 – – 70,602,535
Health Care 59,796,030 – – 59,796,030
Industrials 13,091,935 – – 13,091,935
Information Technology 28,439,088 – – 28,439,088
Materials 10,214,552 – – 10,214,552

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
3
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Transportation $ 643,313 $ – $ – $ 643,313
Corporate Non-
Convertible Bonds – 2,576,172 – 2,576,172
Money Market Fund 14,099,379 – – 14,099,379
Investments at Value $ 289,302,253 $ 2,576,172 $ – $ 291,878,425